Summary of Significant Accounting Policies (Details)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Feb. 29, 2016 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) reporting_unit	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) operating_segment	Jun. 30, 2015 USD ($) reporting_unit operating_segment	Jun. 30, 2014 lease
Property, Plant and Equipment [Line Items]
Actual credit losses								$ 549,000		$ 0
Number of reporting units | reporting_unit							3			1
Number of operating segments (in operating segment)							3		3	1
Asset impairment charges								28,541,000		$ 0
Goodwill adjustment	$ 3,350
Impairments of goodwill					$ 1,678			0		0
Reduction of gain					$ 1,672,000
Write-off of certain intangible assets related to Choose Digital								0		2,086,000
Other impairments of long-lived assets										0
Capitalized Software:
Capitalized software	$ 1,498,000					$ 1,498,000	$ 1,498,000	1,498,000	$ 1,498,000	1,610,000
Deferred Rent Payable:
Lease, period landlord provided rent abatement						10 months
Number of lease agreements | lease											2
Recorded write offs								83,000
Revenue recognition:
Barter revenue								428,000		437,000
Barter expense								428,000		437,000
Marketing:
Marketing expense								603,000		528,000
Software
Property, Plant and Equipment [Line Items]
Property and equipment useful life						3 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment useful life						4 years
Perk Agreement | Discontinued Operations, Disposed of by Sale
Property, Plant and Equipment [Line Items]
Consideration received (in shares) | shares		1,370,000
Choose Digital
Property, Plant and Equipment [Line Items]
Asset impairment charges				$ 4,335,000
Write-off of certain intangible assets related to Choose Digital			$ 1,331,000
Wetpaint
Property, Plant and Equipment [Line Items]
Asset impairment charges				$ 10,708,000
Write-off of certain intangible assets related to Choose Digital			$ 11,418,000
DDGG
Property, Plant and Equipment [Line Items]
Write-off of certain intangible assets related to Choose Digital								749,000
Choose Digital
Property, Plant and Equipment [Line Items]
Impairments of goodwill								$ 4,335,000
Write-off of certain intangible assets related to Choose Digital										$ 2,085,000